Note 7 - Asset Retirement Obligations - Asset Retirement Obligations Activity (Details) - USD ($) $ in Thousands		4 Months Ended	8 Months Ended	12 Months Ended
		Dec. 31, 2020	Aug. 21, 2020	Dec. 31, 2019
Beginning asset retirement obligations		$ 2,398	$ 2,212	$ 520
Liabilities incurred from new wells		84	97	1,511
Liabilities settled upon plugging and abandoning wells		(29)		(51)
Revision of estimates (a)	[1]	(211)		160
Accretion of discount on asset retirement obligations		51	89	72
Ending asset retirement obligations		$ 2,293	$ 2,398	$ 2,212

[1]	The revisions to the Company's asset retirement obligation estimates are primarily due to changes in estimated costs based on experience with the properties.